Inventories (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventories (Textual) [Abstract]
Interest credits and advertising assistance	$ 28,624	$ 25,644	$ 29,439